Structured Entities - Covered Bond Programme (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 41,062	€ 43,931
Cash balance structured entity	323	39
Dutch Covered Bond Companies [member]
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	41,062	43,931
Cash balance structured entity	€ 323	€ 39